Lease (Details 3) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases (Tables)
2020		$ 39,086	$ 156,169
2021		102,849	102,849
2022		100,521	100,521
2023		98,765	98,765
2024		75,972	75,972
Total lease payments	$ 534,276	417,193	534,276
Less imputed interest		(45,246)	(65,304)
Total lease obligations		371,947	468,972
Less current obligations		(98,275)	(130,628)
Long-term lease obligations		$ 273,672	$ 338,344	$ 0